Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
Property, Plant and Equipment

Note G.

Property, Plant and Equipment

($ in millions)

At December 31:	2013	2012
Land and land improvements	$706	$747
Buildings and building improvements	9,680	9,610
Plant, laboratory and office equipment	28,169	27,731
Plant and other property—gross	38,555	38,088
Less: Accumulated depreciation	25,576	25,234
Plant and other property—net	12,979	12,854
Rental machines	1,920	2,414
Less: Accumulated depreciation	1,078	1,271
Rental machines—net	842	1,142
Total—net	$13,821	$13,996